Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Property
Balance, beginning of year	$ 31,540	$ 31,850
Additions	811
Change in fair value during the year	2,005	554
Disposals	(81)	(1,232)
Reclassification from Real Estate for Sale	12,620
Currency translation adjustments	766	368
Balance, end of year	$ 47,661	$ 31,540